UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page

        Report for the Calendar Year or Quarter Ended: March 31, 2000

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

                         GENESIS ASSET MANAGERS LIMITED
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Name of Institutional Investment Manager

P O Box 475, Harbor Court, Les Amballes, St Peter Port, Guernsey Channel Islands
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Business Address         (Street)       (City)            (State)          (Zip)

13F File Number: 28-6418

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Jeremy D. Paulson-Elis             Member                    011 44 171 235 5040
--------------------------------------------------------------------------------
Name                               (Title)                          (Phone)


Signature, Place and Date of Signing:

/s/Jeremy D. Paulson-Elis
----------------------------
London, UK
05/04/00


Report Type:

[X]      13F HOLDINGS REPORT.
[ ]      13F NOTICE.
[ ]      13F COMBINATION REPORT.

   13F File No.: Name:
   ------------- ---------------------------------------------------------------
1.   28-7436     Genesis Asset Managers International Limited
   ------------- ---------------------------------------------------------------
2.   28-6418     Genesis Asset Managers Limited
   ------------- ---------------------------------------------------------------

Managers Reporting on Behalf of Reporting Manager:

None

REPORT SUMMARY:

Number of Other Included Managers: (1)One
                                  --------
Form 13F Information Table Entry Total: 40
                                       ----
Form 13F Information Table Value Total: 1,514,287,326
                                       --------------


REPORT    PTR289    3Y CHOATE HALL & STEWART                                SECURITIES AND EXCHANGE COMMISSION FORM 13-F
          MANAGER   (JMC)                                                                  AS OF 03/31/00

                                                                         INVESTMENT DISCRECION           VOTING AUTHORITY
ITEM 1                          ITEM 2    ITEM 3       ITEM 4       ITEM 5         ITEM 6       ITEM 7              ITEM 8
                                                                                                MANAGERS
         NAME OF ISSUER        TITLE OFCUSIP NUMBER FAIR MARKET SHARES OR a) SOLE     c) NONE          a)SOLE b)SHARED AS c)SHARED
                                CLASS                VALUE ($)  PRINCIPAL       (b)SHARED                      DEFINED BY    OTHER
                                                     (X 1000)    AMOUNT                                        INSTR. V
        ---------------        ------ ------------  ---------   -------- ---------------------- ------- ----------------------------
Ashanti Goldfields               GDS    US0437432026   39899    18776126    SOLE                  1     SOLE
Banco Latino America de Export   CLE    PAP169941328   38581     1455902    SOLE                  1     SOLE
Banco Santiago                   ADR    US05965L1052    2119      107300    SOLE                  1     SOLE
Centeral Puerto                  ADR    US1550381024     213       25500    SOLE                  1     SOLE
Check Point Software Tech. Ltd   ORD    IL0010824113   10503       61400    SOLE                  1     SOLE
Coca-Cola Femsa ADR              ADR    US1912411089    6527      351600    SOLE                  1     SOLE
Comp. Anon. Nac. Telefones       ADR    US2044211071   28135      974371    SOLE                  1     SOLE
Desc                             ADR    US2503091017   43464     2897598    SOLE                  1     SOLE
Distribucion y Servicios         ADR    US2547531069   63400     3534500    SOLE                  1     SOLE
DSP Group, Inc.                  COM    US23332B1061    9656      146300    SOLE                  1     SOLE
Embotelladora Andina             ADR A  US29081P204    27755     2187600    SOLE                  1     SOLE
Embotelladora Andina             ADR B  US29081P3038   27103     2294400    SOLE                  1     SOLE
Enersis                          ADR    US29274F1049   27694     1363417    SOLE                  1     SOLE
Femsa                            ADS    US3444191064  110745     2461001    SOLE                  1     SOLE
Gulf Indonesia Resources LTD     COM    CA4022841031   30351     3823698    SOLE                  1     SOLE
Huaheng Power Intl.              ADR    US4403304105   22936     2867050    SOLE                  1     SOLE
Korea Electric Power             ADR    US5006311063   33037     2089292    SOLE                  1     SOLE
Laboratorio Chile                ADR    US50540H1041   12979      570500    SOLE                  1     SOLE
Matav                            ADS    US5597761098   12499      280100    SOLE                  1     SOLE
Mavesa                           ADR    US5777171019   13120     4998051    SOLE                  1     SOLE
Millicom Int'l,                  Com    LU0038705702  129562     2270522    SOLE                  1     SOLE
Minera Buenaventura              ADS    US2044481040   28086     1604900    SOLE                  1     SOLE
Nueevo Grupo Iusacell            ADR    US6705121027   59521     2939320    SOLE                  1     SOLE
OTE                              ADR    US4233253073   15253     1051900    SOLE                  1     SOLE
Orbotech Lfd                     ORD    IL0008722873   40762      479550    SOLE                  1     SOLE
Panamerican Beverages Inc.       Com    PAP748231084   60431     3428707    SOLE                  1     SOLE
PLDT                             ADR    US7182526043   43059     1962800    SOLE                  1     SOLE
Provida                          ADR    US00709P1084   15414      721100    SOLE                  1     SOLE
Quilmes Industrial               ADR    US74838Y1082   61151     5823868    SOLE                  1     SOLE
Quinenco                         ADS    US7487181031   46128     4100300    SOLE                  1     SOLE
Santa Isabel                     ADR    US8022331065    3410      311800    SOLE                  1     SOLE
SK Telecom Co.                   ADS    US78440P1084   22855      586016    SOLE                  1     SOLE
Southern Peru Ltd common         COM    US8436111046    2879      221486    SOLE                  1     SOLE
Tele Centro Sul                  ADR    US8792391018   51913      640900    SOLE                  1     SOLE
Telebras                     HOLDERS    US8792871001       1       38000    SOLE                  1     SOLE
Telefonica de Argentina          ADS    US8793782066    1413       36000    SOLE                  1     SOLE
Telefonica del Peru              ADS    US8793841052   49904     2935500    SOLE                  1     SOLE
Telefonos de Mexico              ADS L  US8794037809  248620     3710752    SOLE                  1     SOLE
Telesp Cellular Participacoes    ADR    US87952L1089    2914       51400    SOLE                  1     SOLE
TV Azteca                        ADR    US9011451021   70297     4765887    SOLE                  1     SOLE
                                                      ------
REPORT SUMMARY             40 DATA RECORDS           1514287        1 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED



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